Income Tax Expense - Summary of Reconciliation of Effective and Nominal Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
(Loss) before taxes	€ (166,061)	€ (147,692)	€ (114,531)
Theoretical group tax rate	28.00%	33.33%	33.33%
Nominal tax expense	€ 46,497	€ 49,226	€ 38,173
Permanent differences	0	0	0
Research tax credit	3,089	3,110	2,409
Share-based compensation	(7,253)	(10,260)	(11,451)
Non recognition of deferred tax assets related to tax losses and temporary differences	(54,205)	(41,453)	(29,195)
Other differences	11,887	622	64
Effective tax expenses	€ (15)	€ (1)	€ 0
Effective tax rate	0.01%	0.00%	0.00%